UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21413

Name of Fund: BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Floating Rate Income Strategies Fund, Inc., 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31

Date of reporting period: 07/01/2020 – 06/30/2021

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21413
Reporting Period: 07/01/2020 - 06/30/2021
BlackRock Floating Rate Income Strategies Fund, Inc.

============= BlackRock Floating Rate Income Strategies Fund, Inc. =============

AVAYA HOLDINGS CORP.

Ticker:       AVYA           Security ID:  05351X101
Meeting Date: MAR 03, 2021   Meeting Type: Annual
Record Date:  JAN 04, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director James M. Chirico, Jr.    For       For          Management
1.2   Elect Director Stephan Scholl           For       For          Management
1.3   Elect Director Susan L. Spradley        For       For          Management
1.4   Elect Director Stanley J. Sutula, III   For       For          Management
1.5   Elect Director Robert Theis             For       For          Management
1.6   Elect Director Scott D. Vogel           For       For          Management
1.7   Elect Director William D. Watkins       For       For          Management
1.8   Elect Director Jacqueline 'Jackie' E.   For       For          Management
      Yeaney
2     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

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CALIFORNIA RESOURCES CORPORATION

Ticker:       CRC            Security ID:  13057Q305
Meeting Date: MAY 12, 2021   Meeting Type: Annual
Record Date:  MAR 15, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Douglas E. Brooks        For       For          Management
1.2   Elect Director Tiffany (TJ) Thom Cepak  For       For          Management
1.3   Elect Director James N. Chapman         For       For          Management
1.4   Elect Director Mark A. (Mac) McFarland  For       For          Management
1.5   Elect Director Julio M. Quintana        For       For          Management
1.6   Elect Director William B. Roby          For       For          Management
1.7   Elect Director Andrew Bremner           For       For          Management
2     Ratify KPMG LLP as Auditors             For       For          Management
3     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management

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CLEAR CHANNEL OUTDOOR HOLDINGS, INC.

Ticker:       CCO            Security ID:  18453H106
Meeting Date: MAY 05, 2021   Meeting Type: Annual
Record Date:  MAR 09, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director C. William Eccleshare    For       For          Management
1.2   Elect Director Lisa Hammitt             For       For          Management
1.3   Elect Director Mary Teresa Rainey       For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Amend Omnibus Stock Plan                For       For          Management
4     Ratify Ernst & Young LLP as Auditors    For       For          Management

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MCDERMOTT INTERNATIONAL LTD.

Ticker:       MCDIF          Security ID:  G5924V106
Meeting Date: MAY 14, 2021   Meeting Type: Annual
Record Date:  MAR 15, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Appoint David Dickson as Chairman of    For       For          Management
      the Meeting
2.1   Elect Director Craig Broderick          For       For          Management
2.2   Elect Director Neil Bruce               For       For          Management
2.3   Elect Director David Dickson            For       For          Management
2.4   Elect Director Barbara Duganier         For       For          Management
2.5   Elect Director Andrew Gould             For       For          Management
2.6   Elect Director Alan Hirshberg           For       For          Management
2.7   Elect Director Nils Larsen              For       For          Management
2.8   Elect Director Lee McIntire             For       For          Management
2.9   Elect Director Paul Soldatos            For       For          Management
3     Amend Bye-laws                          For       For          Management
4     Approve Alteration to the Memorandum    For       For          Management
      of Association
5     Approve Ernst & Young LLP as Auditors   For       For          Management
      and Authorize Board to Fix Their
      Remuneration

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SUNPOWER CORPORATION

Ticker:       SPWR           Security ID:  867652406
Meeting Date: MAY 13, 2021   Meeting Type: Annual
Record Date:  MAR 15, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Francois Badoual         For       Withhold     Management
1.2   Elect Director Denis Toulouse           For       For          Management
1.3   Elect Director Patrick Wood, III        For       Withhold     Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Ernst & Young LLP as Auditors    For       For          Management

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Strategies Fund, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date:	August 27, 2021